Convertible Notes Receivable - Schedule of Company's Convertible Note Receivable (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019
Convertible notes receivable [line items]
Beginning balance				$ 12,899
Amount advanced					$ 10,000
Fair value gain (loss) reflected in net earnings	$ 3,267	$ (790)	$ (1,934)	871	20
Ending balance	24,333	21,066	11,836	13,770	21,856
Gold X
Convertible notes receivable [line items]
Amount advanced					10,000
Fair value gain (loss) reflected in net earnings	3,267	210			19
Ending balance	13,496	10,229			10,019
Convertible note receivable [member] | Kutcho [member]
Convertible notes receivable [line items]
Beginning balance				12,899
Amount advanced					0
Fair value gain (loss) reflected in net earnings	0	(1,000)	(1,934)	871	1
Ending balance	$ 10,837	$ 10,837	$ 11,836	$ 13,770	$ 11,837